Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	16.47%	6.13%	6.42%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	21.34%	6.62%	6.30%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	22.90%	7.07%	6.75%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	23.60%	7.72%	7.39%
Class IS
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IS
Average Annual Return, Percent	23.75%	7.82%	7.50%
Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
Average Annual Return, Percent	23.64%	7.74%	7.40%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	23.25%	7.39%	7.05%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	22.34%	6.62%	6.30%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell Mid Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Index
Average Annual Return, Percent	35.39%	10.94%	9.80%
Russell Mid Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Index
Average Annual Return, Percent	35.39%	10.94%	9.80%
Russell Mid Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Index
Average Annual Return, Percent	35.39%	10.94%	9.80%
Russell Mid Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Index
Average Annual Return, Percent	35.39%	10.94%	9.80%
Russell Mid Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Index
Average Annual Return, Percent	35.39%	10.94%	9.80%
Russell Mid Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Index
Average Annual Return, Percent	35.39%	10.94%	9.80%